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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         David M. Knott
                 -------------------------------
   Address:      485 Underhill Boulevard
                 -------------------------------
                 Suite 205
                 -------------------------------
                 Syosset, NY  11791
                 -------------------------------

Form 13F File Number: 28-03121
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David M. Knott
         -------------------------------
Title:   Investment Manager
         -------------------------------
Phone:   (516) 364-0303
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ David M. Knott            Syosset, New York    November 10, 2011
   -------------------------------    -----------------   -------------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 106
                                        --------------------

Form 13F Information Table Value Total: $804,718
                                        --------------------
                                            (thousands)

List of Other Included Managers: Dorset Management Corporation ("Dorset")

                           FORM 13F INFORMATION TABLE

            COLUMN 1            COLUMN 2 COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF   CUSIP       VALUE       SHRS OR  SH/ PUT/ INVESTMENT  OTHER   --------------------------
                                 CLASS                  ($)        PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
AMAG Pharmaceuticals, Inc.       Common  00163U106     5,114,340    346,500 SH       DEFINED    Dorset      346,500
Amarin Corporation PLC           Common  023111206       963,240    104,700 SH       DEFINED    Dorset      104,700
Amedisys, Inc.                   Common  023436108     3,693,589    249,230 SH       DEFINED    Dorset      249,230
Anadarko Petroleum Corporation   Common  032511107       630,500     10,000 SH       SOLE                    10,000
Anadarko Petroleum Corporation   Common  032511107    64,689,300  1,026,000 SH       DEFINED    Dorset    1,026,000
Anadarko Petroleum Corporation   Common  032511107    29,062,897    460,950 SH       DEFINED    Dorset                 460,950
Anadarko Petroleum Corporation   Common  032511107       290,030      4,600 SH       OTHER                               4,600
Anchor Bancorp WA                Common  032838104        46,575      7,500 SH       SOLE                     7,500
Anchor Bancorp WA                Common  032838104        31,050      5,000 SH       OTHER                               5,000
Anheuser-Busch InBev NV          Common  03524A108    24,895,302    469,900 SH       DEFINED    Dorset      469,900
Anheuser-Busch InBev NV          Common  03524A108       890,064     16,800 SH       DEFINED    Dorset                  16,800
Apache Corporation               Common  037411105    14,443,200    180,000 SH       DEFINED    Dorset                 180,000
Asia Entertainment & Resources
  Ltd.                           Common  G0539K108     3,661,740    678,100 SH       DEFINED    Dorset      678,100
Auxilium Pharmaceuticals Inc.    Common  05334D107     2,098,600    140,000 SH       DEFINED    Dorset      140,000
Baker Hughes Incorporated        Common  057224107    19,613,750    425,000 SH       DEFINED    Dorset                 425,000
Black Diamond, Inc.              Common  09202G101     1,953,907    299,679 SH       DEFINED    Dorset      299,679
Cabot Oil & Gas Corporation      Common  127097103    29,097,700    470,000 SH       DEFINED    Dorset                 470,000
Cambium Learning Group Inc.      Common  13201A107     1,445,665    483,500 SH       DEFINED    Dorset      483,500
Canadian Natural Resources Ltd.  Common  136385101       689,894     23,570 SH       DEFINED    Dorset
Canadian Natural Resources Ltd.  Common  136385101    17,371,129    591,700 SH       DEFINED    Dorset      591,700
Canadian Natural Resources Ltd.  Common  136385101    19,854,815    676,300 SH       DEFINED    Dorset                 676,300
Canadian Natural Resources Ltd.  Common  136385101       285,383      9,750 SH       OTHER                               9,750
Capitol Federal Financial, Inc.  Common  14057J101    10,116,480    958,000 SH       DEFINED    Dorset      958,000
Capitol Federal Financial, Inc.  Common  14057J101        21,120      2,000 SH       DEFINED    Dorset                   2,000
Chemtura Corporation             Common  163893209     1,955,850    195,000 SH       DEFINED    Dorset      195,000
Chevron Corporation              Common  166764100    23,147,500    250,000 SH       DEFINED    Dorset                 250,000
China Ceramics Co. Ltd.          Common  G2113X100     3,451,873  1,241,681 SH       DEFINED    Dorset    1,241,681
China Ceramics Co. Ltd.          Common  G2113X100        48,372     17,400 SH       DEFINED    Dorset                  17,400
Citizens Community Bancorp Inc.  Common  174903104        75,000     15,000 SH       SOLE                    15,000
Coca-Cola Enterprises Inc.       Common  19122T109     7,222,664    290,300 SH       DEFINED    Dorset      290,300
Columbia Laboratories, Inc.      Common  197779101     7,758,235  3,978,582 SH       DEFINED    Dorset    3,978,582
Columbia Laboratories, Inc.      Common  197779101       526,036    269,762 SH       DEFINED    Dorset                 269,762
Columbia Laboratories, Inc.      Common  197779101         1,170        600 SH       OTHER                                 600
Cott Corporation                 Common  22163N106     2,143,672    314,783 SH       DEFINED    Dorset      314,783
Devon Energy Corp.               Common  25179M103    19,404,000    350,000 SH       DEFINED    Dorset                 350,000
Eagle Materials Inc.             Common  26969P108        31,052      1,865 SH       SOLE                     1,865
Eagle Materials Inc.             Common  26969P108         3,796        228 SH       OTHER                                 228
Elster Group SE                  Common  290348101     7,472,010    499,800 SH       DEFINED    Dorset      499,800
EnCana Corp.                     Common  292505104    10,584,200    550,000 SH       DEFINED    Dorset                 550,000
Essex Rental Corporation         Common  297187106     5,900,964  2,398,766 SH       DEFINED    Dorset    2,398,766
Essex Rental Corporation         Common  297187106       779,574    316,900 SH       DEFINED    Dorset                 316,900
Express Scripts, Inc.            Common  302182100     5,616,105    151,500 SH       DEFINED    Dorset      151,500
Financial Select SPDR @
  13 10/11                       Common  9EDD91F13        73,920      4,928 SH       DEFINED    Dorset        4,928

            COLUMN 1            COLUMN 2 COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF   CUSIP       VALUE       SHRS OR  SH/ PUT/ INVESTMENT  OTHER   --------------------------
                                 CLASS                  ($)        PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Financial Select SPDR @
  13 10/11                       Common  9EDD91F13         4,830        322 SH       DEFINED    Dorset                     322
FMC Technologies, Inc.           Common  302490101    11,280,000    300,000 SH       DEFINED    Dorset                 300,000
Fusion-io, Inc.                  Common  36112J107     1,838,250     96,750 SH       DEFINED    Dorset       96,750
FutureFuel Corporation           Common  36116M106    20,863,284  2,006,085 SH       DEFINED    Dorset    2,006,085
FutureFuel Corporation           Common  36116M106        10,400      1,000 SH       DEFINED    Dorset                   1,000
Gilead Sciences Inc.             Common  375558103    10,392,541    267,849 SH       DEFINED    Dorset      267,849
Gilead Sciences Inc.             Common  375558103        19,400        500 SH       DEFINED    Dorset                     500
Golden Gate Homes Inc.           Common  381047109           379      5,413 SH       DEFINED    Dorset        5,413
Halliburton Company              Common  406216101    20,601,000    675,000 SH       DEFINED    Dorset                 675,000
Helmerich & Payne, Inc.          Common  423452101    21,112,000    520,000 SH       DEFINED    Dorset                 520,000
Hess Corporation                 Common  42809H107    27,032,638    515,300 SH       DEFINED    Dorset                 515,300
InterOil Corporation             Common  460951106     1,463,100     30,000 SH       DEFINED    Dorset       30,000
JPMorgan Chase & Co.             Common  46625H100       406,620     13,500 SH       SOLE                    13,500
JPMorgan Chase & Co.             Common  46625H100    41,011,392  1,361,600 SH       DEFINED    Dorset    1,361,600
JPMorgan Chase & Co.             Common  46625H100     3,942,708    130,900 SH       DEFINED    Dorset                 130,900
JPMorgan Chase & Co.             Common  46625H100       198,792      6,600 SH       OTHER                               6,600
Kraft Foods Inc.                 Common  50075N104       268,640      8,000 SH       SOLE                     8,000
Kraft Foods Inc.                 Common  50075N104        67,160      2,000 SH       OTHER                               2,000
KB Home                          Common  48666K109       331,676     56,600 SH       DEFINED    Dorset       56,600
KB Home                          Common  48666K109        19,924      3,400 SH       DEFINED    Dorset                   3,400
Ligand Pharmaceuticals
  Incorporated                   Common  53220K504    21,162,372  1,546,957 SH       DEFINED    Dorset    1,546,957
Ligand Pharmaceuticals
  Incorporated                   Common  53220K504     1,268,806     92,749 SH       DEFINED    Dorset                  92,749
LM Ericsson Telephone Company    Common  294821608    15,428,025  1,615,500 SH       DEFINED    Dorset    1,615,500
LM Ericsson Telephone Company    Common  294821608     1,104,935    115,700 SH       DEFINED    Dorset                 115,700
MELA Sciences, Inc.              Common  55277R100       398,700     90,000 SH       DEFINED    Dorset       90,000
MetLife, Inc.                    Common  59156R108    11,128,373    397,300 SH       DEFINED    Dorset      397,300
MetLife, Inc.                    Common  59156R108       750,668     26,800 SH       DEFINED    Dorset                  26,800
Millicom International Cellular
  SA                             Common  L6388F110     7,561,330     76,300 SH       DEFINED    Dorset       76,300
Murphy Oil Corporation           Common  626717102    12,806,400    290,000 SH       DEFINED    Dorset                 290,000
Noble Corporation                Common  G65422100    15,262,000    520,000 SH       DEFINED    Dorset                 520,000
Noble Energy Inc                 Common  655044105    24,780,000    350,000 SH       DEFINED    Dorset                 350,000
Northfield Bancorp Inc.          Common  66611L105       103,074      7,785 SH       SOLE                     7,785
OBA Financial Services, Inc.     Common  67424G101       293,200     20,000 SH       SOLE                    20,000
OBA Financial Services, Inc.     Common  67424G101       362,500     25,000 SH       DEFINED    Dorset       25,000
OBA Financial Services, Inc.     Common  67424G101        73,300      5,000 SH       OTHER                               5,000
Onyx Pharmaceuticals, Inc.       Common  683399109     2,573,898     85,768 SH       DEFINED    Dorset       85,768
Orient-Express Hotels Ltd.       Common  G67743107     1,142,223    165,300 SH       DEFINED    Dorset      165,300
Petroleo Brasileiro SA           Common  71654V408    10,102,500    450,000 SH       DEFINED    Dorset                 450,000
Pfizer Inc.                      Common  717081103       801,381     45,327 SH       SOLE                    45,327
Pfizer Inc.                      Common  717081103    31,091,624  1,758,576 SH       DEFINED    Dorset    1,758,576
Pfizer Inc.                      Common  717081103     3,392,792    191,900 SH       DEFINED    Dorset                 191,900
Pfizer Inc.                      Common  717081103       282,880     16,000 SH       OTHER                              16,000
Pioneer Natural Resources
  Company                        Common  723787107    19,467,920    296,000 SH       DEFINED    Dorset                 296,000

            COLUMN 1            COLUMN 2 COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF   CUSIP       VALUE       SHRS OR  SH/ PUT/ INVESTMENT  OTHER   --------------------------
                                 CLASS                  ($)        PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
QLT Inc.                         Common  746927102     1,684,611    230,453 SH       DEFINED    Dorset      230,453
Rand Logistics, Inc.             Common  752182105    16,968,757  2,732,489 SH       DEFINED    Dorset    2,732,489
Rand Logistics, Inc.             Common  752182105         5,589        900 SH       DEFINED    Dorset                     900
Repsol YPF SA                    Common  76026T205    10,438,350    390,000 SH       DEFINED    Dorset                 390,000
Rodinia Oil Corp                 Common  77487N109       218,860    358,200 SH       DEFINED    Dorset      358,200
Schlumberger Limited             Common  806857108    18,904,545    316,500 SH       DEFINED    Dorset                 316,500
Seacoast Banking Corporation     Common  811707306       183,750    125,000 SH       DEFINED    Dorset      125,000
SeaCube Container Leasing Ltd.   Common  G79978105     2,829,929    233,300 SH       DEFINED    Dorset      233,300
SM Energy Company                Common  78454L100    12,130,000    200,000 SH       DEFINED    Dorset                 200,000
Southwestern Energy Company      Common  845467109    13,332,000    400,000 SH       DEFINED    Dorset                 400,000
Standard Financial Corp.         Common  853393106       290,000     20,000 SH       DEFINED    Dorset       20,000
State Investors Bancorp, Inc.    Common  857030100       338,400     30,000 SH       DEFINED    Dorset       30,000
Target Corporation               Common  87612E106     9,489,240    193,500 SH       DEFINED    Dorset      193,500
The Stephan Co.                  Common  858603103       371,651    168,168 SH       DEFINED    Dorset      168,168
Total SA                         Common  89151E109        52,644      1,200 SH       SOLE                     1,200
Total SA                         Common  89151E109        52,644      1,200 SH       OTHER                               1,200
U.S. Bancorp                     Common  902973304     4,547,928    193,200 SH       DEFINED    Dorset      193,200
Westway Group Inc.               Common  96169B100    11,930,948  2,826,770 SH       DEFINED    Dorset    2,826,770
Westway Group Inc.               Common  96169B100       128,191     30,372 SH       DEFINED    Dorset                  30,372
YPF Sociedad Anonima             Common  984245100    11,460,350    335,000 SH       DEFINED    Dorset                 335,000

                          Total                      804,718,285 41,460,907                              31,248,904 10,188,433    0
                                                     =========== ==========                              ========== ========== ====